ACCUMULATED OTHER COMPREHENSIVE INCOME - Accumulated Other Comprehensive Income, Net of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 48,818	$ 52,692
Foreign currency translation adjustment	4,737	8
Net unrealized holding loss on securities	0	(96)
Pension liability adjustments	(1,418)	2,897
Other comprehensive income	3,319	2,809
Balance	6,212	48,818
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	3,843	1,034
Foreign currency translation adjustment	4,737	8
Net unrealized holding loss on securities		(96)
Pension liability adjustments	(1,418)	2,897
Other comprehensive income	3,319	2,809
Balance	7,162	3,843
Foreign currency items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	5,025	5,017
Foreign currency translation adjustment	4,737	8
Net unrealized holding loss on securities		0
Pension liability adjustments	0	0
Other comprehensive income	4,737	8
Balance	9,762	5,025
Pension items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(1,182)	(4,079)
Foreign currency translation adjustment	0	0
Net unrealized holding loss on securities		0
Pension liability adjustments	(1,418)	2,897
Other comprehensive income	(1,418)	2,897
Balance	(2,600)	(1,182)
Unrealized gains (losses) on securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 0	96
Foreign currency translation adjustment		0
Net unrealized holding loss on securities		(96)
Pension liability adjustments		0
Other comprehensive income		(96)
Balance		$ 0